US Vegan Climate ETF
Schedule of Investments
October 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communications - 15.7%
600	Alphabet, Inc. - Class A (a)	$1,776,552
585	Alphabet, Inc. - Class C (a)	1,734,765
207	Arista Networks, Inc. (a)	84,806
26,702	AT&T, Inc.	674,492
151	Booking Holdings, Inc. (a)	365,538
515	CDW Corporation	96,125
474	Charter Communications, Inc. - Class A (a)	319,898
14,580	Cisco Systems, Inc.	816,043
35,566	Comcast Corporation - Class A	1,829,159
2,455	eBay, Inc.	188,348
511	Expedia Group, Inc. (a)	84,013
630	GoDaddy, Inc. - Class A (a)	43,577
294	IAC/InterActiveCorporation (a)	44,797
582	Liberty Broadband Corporation - Class C (a)	94,546
4,105	Lumen Technologies, Inc.	48,685
979	Lyft, Inc. - Class A (a)	44,907
944	Match Group, Inc. (a)	142,336
629	Motorola Solutions, Inc.	156,363
451	Okta, Inc. (a)	111,478
801	Omnicom Group, Inc.	54,532
353	Palo Alto Networks, Inc. (a)	179,709
2,028	Pinterest, Inc. - Class A (a)	90,530
414	Roku, Inc. (a)	126,229
4,136	Snap, Inc. - Class A (a)	217,471
2,196	T-Mobile US, Inc. (a)	252,606
1,597	Trade Desk, Inc. - Class A (a)	119,631
2,915	Twitter, Inc. (a)	156,069
4,757	Uber Technologies, Inc. (a)	208,452
367	VeriSign, Inc. (a)	81,720
14,961	Verizon Communications, Inc.	792,783
480	Vimeo, Inc. (a)	16,190
435	Zendesk, Inc. (a)	44,283
610	Zillow Group, Inc. - Class C (a)	63,214
		11,059,847
	Consumer, Cyclical - 9.2%
241	Advance Auto Parts, Inc.	54,350
252	AutoNation, Inc. (a)	30,522
80	AutoZone, Inc. (a)	142,787
837	Best Buy Company, Inc.	102,315
609	CarMax, Inc. (a)	83,384
287	Carvana Company (a)	87,013
784	Copart, Inc. (a)	121,747
540	Cummins, Inc.	129,514
1,271	DR Horton, Inc.	113,462
1,014	DraftKings, Inc. - Class A (a)	47,242
2,145	Fastenal Company	122,437
206	GameStop Corporation - Class A (a)	37,803
538	Genuine Parts Company	70,537
1,016	Lennar Corporation - Class A	101,529
94	Lithia Motors, Inc.	30,007
538	Live Nation Entertainment, Inc. (a)	54,419
301	National Vision Holdings, Inc. (a)	18,554
15	NVR, Inc. (a)	73,422
252	O’Reilly Automotive, Inc. (a)	156,825
1,275	PACCAR, Inc.	114,265
954	Peloton Interactive, Inc. - Class A (a)	87,234
306	Planet Fitness, Inc. - Class A (a)	24,342
145	Pool Corporation	74,698
959	PulteGroup, Inc.	46,109
4,040	Tesla, Inc. (a)	4,500,560
145	W.W. Grainger, Inc.	67,151
		6,492,228
	Consumer, Non-Cyclical - 12.6%
911	Anthem, Inc.	396,403
1,600	Automatic Data Processing, Inc.	359,184
203	Beyond Meat, Inc. (a)	20,093
2,130	Centene Corporation (a)	151,741
513	Chegg, Inc. (a)	30,493
1,294	Cigna Corporation	276,411
1,461	CoStar Group, Inc. (a)	125,719
451	Equifax, Inc.	125,121
301	FleetCor Technologies, Inc. (a)	74,470
312	Gartner, Inc. (a)	103,556
1,095	Global Payments, Inc.	156,574
982	HCA Healthcare, Inc.	245,952
479	Humana, Inc.	221,854
1,377	IHS Markit, Ltd.	180,001
239	Ingredion, Inc.	22,760
699	IQVIA Holdings, Inc. (a)	182,733
137	MarketAxess Holdings, Inc.	55,988
596	McKesson Corporation	123,896
214	Molina Healthcare, Inc. (a)	63,284
605	Moody’s Corporation	244,511
8,651	PayPal Holdings, Inc. (a)	2,012,136
898	S&P Global, Inc.	425,796
1,452	Square, Inc. - Class A (a)	369,534
512	Teladoc Health, Inc. (a)	76,590
707	TransUnion	81,510
269	United Rentals, Inc. (a)	101,981
5,424	UnitedHealth Group, Inc.	2,497,589
602	Verisk Analytics, Inc.	126,583
		8,852,463
	Energy - 0.4%
455	Enphase Energy, Inc. (a)	105,392
349	First Solar, Inc. (a)	41,737
1,868	Plug Power, Inc. (a)	71,488
733	Sunrun, Inc. (a)	42,280
		260,897
	Financial - 19.5%
147	Affiliated Managers Group, Inc.	24,678
2,360	Aflac, Inc.	126,661
1,093	Allstate Corporation	135,171
1,387	Ally Financial, Inc.	66,215
2,263	American Express Company	393,264
3,223	American International Group, Inc.	190,447
1,661	American Tower Corporation	468,352
431	Ameriprise Financial, Inc.	130,218
825	Aon plc - Class A	263,934
1,462	Arch Capital Group, Ltd. (a)	61,141
719	Arthur J. Gallagher & Company	120,555
517	AvalonBay Communities, Inc.	122,363
2,999	Bank of New York Mellon Corporation	177,541
534	Boston Properties, Inc.	60,684
1,690	Capital One Financial Corporation	255,241
398	Cboe Global Markets, Inc.	52,512
1,207	CBRE Group, Inc. - Class A (a)	125,624
1,458	Chubb, Ltd.	284,864
577	Cincinnati Financial Corporation	70,071
1,584	Citizens Financial Group, Inc.	75,050
1,327	CME Group, Inc.	292,670
1,610	Crown Castle International Corporation	290,283
1,140	Discover Financial Services	129,185
1,398	Duke Realty Corporation	78,623
333	Equinix, Inc.	278,744
1,372	Equity Residential	118,541
239	Essex Property Trust, Inc.	81,243
488	Extra Space Storage, Inc.	96,317
2,653	Fifth Third Bancorp	115,485
650	First Republic Bank	140,614
1,332	Hartford Financial Services Group, Inc.	97,143
3,780	Huntington Bancshares, Inc.	59,497
2,084	Intercontinental Exchange, Inc.	288,551
2,121	Invitation Homes, Inc.	87,491
3,621	KeyCorp	84,261
2,071	KKR & Company, Inc.	164,997
476	M&T Bank Corporation	70,029
48	Markel Corporation (a)	63,030
1,886	Marsh & McLennan Companiess, Inc.	314,585
6,020	Mastercard, Inc. - Class A	2,019,830
2,146	Medical Properties Trust, Inc.	45,774
2,556	MetLife, Inc.	160,517
424	Mid-America Apartment Communities, Inc.	86,585
425	Nasdaq, Inc.	89,195
1,578	PNC Financial Services Group, Inc.	333,005
2,186	Progressive Corporation	207,408
2,755	Prologis, Inc.	399,365
1,476	Prudential Financial, Inc.	162,434
554	Public Storage	184,028
686	Raymond James Financial, Inc.	67,633
1,397	Realty Income Corporation	99,788
3,583	Regions Financial Corporation	84,845
403	SBA Communications Corporation	139,168
1,221	Simon Property Group, Inc.	178,974
409	Sun Communities, Inc.	80,156
200	SVB Financial Group (a)	143,480
2,093	Synchrony Financial	97,220
937	Travelers Companies, Inc.	150,745
5,009	Truist Financial Corporation	317,921
1,129	UDR, Inc.	62,693
1,397	Ventas, Inc.	74,558
10,144	Visa, Inc. - Class A	2,148,195
1,559	Welltower, Inc.	125,344
477	Willis Towers Watson plc	115,568
649	WP Carey, Inc.	50,044
		13,680,348
	Industrial - 7.1%
761	Builders FirstSource, Inc. (a)	44,344
3,255	Carrier Global Corporation	170,009
485	CH Robinson Worldwide, Inc.	47,040
636	Cognex Corporation	55,707
493	Crown Holdings, Inc.	51,267
8,474	CSX Corporation	306,505
1,048	Deere & Company	358,741
536	Dover Corporation	90,627
1,487	Eaton Corporation plc	244,998
540	Energizer Holdings, Inc.	19,694
626	Expeditors International of Washington, Inc.	77,161
914	FedEx Corporation	215,274
515	Fortune Brands Home & Security, Inc.	52,221
1,059	Graphic Packaging Holding Company	21,106
282	IDEX Corporation	62,765
2,689	Johnson Controls International plc	197,292
337	Kansas City Southern	104,554
690	Keysight Technologies, Inc. (a)	124,214
84	Mettler-Toledo International, Inc. (a)	124,394
938	Norfolk Southern Corporation	274,881
384	Old Dominion Freight Line, Inc.	131,078
1,609	Otis Worldwide Corporation	129,219
383	Owens Corning	35,776
349	Packaging Corporation of America	47,942
480	Parker-Hannifin Corporation	142,363
431	Rockwell Automation, Inc.	137,661
160	Simpson Manufacturing Company, Inc.	16,974
602	Stanley Black & Decker, Inc.	108,197
887	Trane Technologies plc	160,485
430	Trex Company, Inc. (a)	45,752
937	Trimble, Inc. (a)	81,866
2,489	Union Pacific Corporation	600,845
2,698	United Parcel Service, Inc. - Class B	575,942
229	Waters Corporation (a)	84,169
665	Westinghouse Air Brake Technologies Corporation	60,335
		5,001,398
	Technology - 35.0% (b)
2,379	Accenture plc - Class A	853,561
2,871	Activision Blizzard, Inc.	224,484
1,786	Adobe, Inc. (a)	1,161,543
4,526	Advanced Micro Devices, Inc. (a)	544,161
599	Akamai Technologies, Inc. (a)	63,171
317	ANSYS, Inc. (a)	120,327
3,413	Applied Materials, Inc.	466,386
819	Autodesk, Inc. (a)	260,123
1,470	Broadcom, Inc.	781,555
427	Broadridge Financial Solutions, Inc.	76,181
1,028	Cadence Design Systems, Inc. (a)	177,957
495	Ceridian HCM Holding, Inc. (a)	61,999
1,130	Cerner Corporation	83,948
454	Citrix Systems, Inc.	43,007
815	Cloudflare, Inc. - Class A (a)	158,697
1,971	Cognizant Technology Solutions Corporation - Class A	153,915
272	Coupa Software, Inc. (a)	61,934
710	Crowdstrike Holdings, Inc. - Class A (a)	200,078
772	Datadog, Inc. - Class A (a)	128,963
963	Dell Technologies, Inc. - Class C (a)	105,920
701	DocuSign, Inc. (a)	195,081
1,072	Electronic Arts, Inc.	150,348
498	Entegris, Inc.	70,108
204	EPAM Systems, Inc. (a)	137,341
103	Fair Isaac Corporation (a)	41,015
2,324	Fidelity National Information Services, Inc.	257,360
2,159	Fiserv, Inc. (a)	212,640
514	Fortinet, Inc. (a)	172,879
161	HubSpot, Inc. (a)	130,447
15,257	Intel Corporation	747,593
3,341	International Business Machines Corporation	417,959
997	Intuit, Inc.	624,112
281	Jack Henry & Associates, Inc.	46,781
571	KLA Corporation	212,846
533	Lam Research Corporation	300,383
2,981	Marvell Technology, Inc.	204,199
1,968	Microchip Technology, Inc.	145,809
4,193	Micron Technology, Inc.	289,736
11,186	Microsoft Corporation	3,709,501
211	MongoDB, Inc. (a)	109,992
158	Monolithic Power Systems, Inc.	83,023
296	MSCI, Inc.	196,805
828	NetApp, Inc.	73,940
1,058	Nuance Communications, Inc. (a)	58,243
15,603	NVIDIA Corporation	3,989,219
1,543	ON Semiconductor Corporation (a)	74,172
6,513	Oracle Corporation	624,857
5,767	Palantir Technologies, Inc. - Class A (a)	149,250
1,205	Paychex, Inc.	148,552
184	Paycom Software, Inc. (a)	100,804
389	PTC, Inc. (a)	49,539
419	Qorvo, Inc. (a)	70,488
4,251	QUALCOMM, Inc.	565,553
293	RingCentral, Inc. - Class A (a)	71,428
846	ROBLOX Corporation - Class A (a)	71,081
3,468	salesforce.com, Inc. (a)	1,039,325
771	Seagate Technology Holdings plc	68,673
736	ServiceNow, Inc. (a)	513,551
614	Skyworks Solutions, Inc.	102,618
925	Snowflake, Inc. - Class A (a)	327,302
608	Splunk, Inc. (a)	100,211
825	SS&C Technologies Holdings, Inc.	65,563
563	Synopsys, Inc. (a)	187,580
422	Take-Two Interactive Software, Inc. (a)	76,382
620	Teradyne, Inc.	85,709
3,453	Texas Instruments, Inc.	647,368
583	Twilio, Inc. - Class A (a)	169,863
149	Tyler Technologies, Inc. (a)	80,940
528	Unity Software, Inc. (a)	79,892
507	Veeva Systems, Inc. - Class A (a)	160,724
295	VMware, Inc. - Class A (a)	44,752
1,112	Western Digital Corporation (a)	58,146
677	Workday, Inc. - Class A (a)	196,316
198	Zebra Technologies Corporation - Class A (a)	105,722
738	Zoom Video Communications, Inc. - Class A (a)	202,692
286	Zscaler, Inc. (a)	91,194
		24,635,517
	Utilities - 0.2%
290	American States Water Company	26,343
676	American Water Works Company, Inc.	117,746
		144,089
	TOTAL COMMON STOCKS (Cost $52,423,556)	70,126,787

	SHORT-TERM INVESTMENTS - 0.3%
200,900	First American Government Obligations Fund, Class X - 0.03% (c)	200,900
	TOTAL SHORT-TERM INVESTMENTS (Cost $200,900)	200,900
	TOTAL INVESTMENTS (Cost $52,624,456) - 100.0%	70,327,687
	Other Assets in Excess of Liabilities - 0.0% (d)	8,408
	NET ASSETS - 100.0%	$70,336,095

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of October 31, 2021.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at October 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$70,126,787	$-	$-	$70,126,787
Short-Term Investments	200,900	-	-	200,900
Total Investments in Securities	$70,327,687	$-	$-	$70,327,687
^ See Schedule of Investments for breakout of investments by sector.
For the period ended October 31, 2021, the Fund did not recognize any transfers to or from Level 3.